EMPLOYEE SHARE BASED COMPENSATION AND BENEFIT PLANS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	May 13, 2024	May 12, 2023	May 09, 2023	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation shares reserved for issuance		165,861,000					248,613,000
Total Intrinsic Value of Options Exercised		$ 0	$ 5,000
Total Fair Value of Vested Options		$ 6,073,000	5,982,000
Weighted average period over which unrecognized cost expected to be recognized		6 months
Benefit Plan 401k [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
401(k) Plan, percentage for employee maximum contribution amount		90.00%
401(k) employer contributions		$ 0	$ 0
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total unrecognized compensation costs related to nonvested stock option awards	$ 110,000	104,000
Weighted average period over which unrecognized cost expected to be recognized	9 months
Unvested Stock Option Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total unrecognized compensation costs related to nonvested stock option awards	$ 551,000	$ 677,000
Weighted average period over which unrecognized cost expected to be recognized	1 year 11 months 12 days	1 year 9 months 21 days
Stock Incentive Plan 2010 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation shares reserved for issuance	0	0
Common Stock Subject to Outstanding Stock Options [Member] | Stock Incentive Plan 2010 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation shares reserved for issuance		245,154
Stock Incentive Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation shares reserved for issuance		165,861
Share based compensation shares authorized for grants	699,485	699,485		2,032,818	333,333	1,032,818
Stock Incentive Plan 2019 [Member] | Common Stock Subject to Outstanding Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation shares reserved for issuance		514,768
Stock Incentive Plan 2019 [Member] | Common Stock Subject to Outstanding Stock Options [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation shares reserved for issuance		59,463